OTHER NON-CURRENT ASSETS, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Other Non-current Assets, Net [Abstract]
Deposit		$ 564,007	$ 113,719
Deferred offering cost		0	1,003,929
Long-term prepayment		1,587,693 [1]	0
Receivable from a third party	[2]	2,353,827	2,298,851
Total		4,505,527	3,416,499
Less: provision for receivable from a third party	[2]	(2,353,827)	(2,298,851)
Other non-current assets, net		$ 2,151,700	$ 1,117,648
Purchased a prepaid insurance policy for existing officers and directors		6 years

[1]	In 2021, NBG purchased a six-year prepaid officers’ and directors’ liability insurance policy for the then existing officers and directors in connection with the closing of the Combination.
[2]	In 2018, Cenntro signed an agreement with Anhua Automotive Co. Ltd., (“Anhua”) and paid an initial non-refundable deposit to participate in Anhua’s bankruptcy recombination process to develop further production capacity in China. However, due to the irrecoverable deterioration of Anhua’s business and Cenntro’s focus on Europe and America markets, Cenntro declined to further participate in the recombination process. Therefore, Cenntro recorded full provision for the deposit for the year ended December 31, 2019. The difference between the provision for receivable from a third party as of December 31, 2021 and 2020 was due to changes in the exchange rate between USD and RMB.